Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Schwab MarketTrack All Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab MarketTrack All Equity PortfolioTM
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high capital growth through an all-stock portfolio.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired fund fees and expenses (AFFE) are based on estimated amounts for the current fiscal period.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund maintains a defined asset allocation. The fund’s target allocation is 100% in stock investments, with certain percentages for different segments of the stock market. It is the fund’s policy that, under normal circumstances, it will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in stock investments; typically the actual percentage is considerably higher. The fund invests in mutual funds to achieve its allocation in stock investments.

The fund seeks to remain close to the target allocations of approximately 45% for U.S. large-cap, 25% for U.S. small-cap, 20% for developed international large-cap, 5% for developed international small-cap, and 5% for emerging markets. The fund typically does not change its target allocation.

Because the fund keeps a small portion of its assets in cash for business operations, the fund’s actual investments will typically be slightly less than 100% in stock funds.

The fund invests mainly in other affiliated Schwab Funds®, including Schwab index funds, which use a variety of indexing strategies. These underlying Schwab index funds seek to track or replicate the total returns of various stock market indices. They typically invest in the stocks included in the index they are tracking or replicating, and generally give each stock the same weight as the index does. However, in certain circumstances it may not be possible or practicable for the underlying fund to invest in all of the stocks comprising an index or in proportion to their weightings in an index. For certain underlying Schwab index funds, it is possible that the investment adviser may determine to utilize instead a “sampling” methodology in seeking to achieve the underlying fund’s objective. Sampling means that the investment adviser uses quantitative analysis to select stocks from an index universe to obtain a representative sample of stocks that resembles an index in terms of key risk factors, performance attributes and other characteristics.

The underlying funds may invest in derivatives and lend their securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. Each underlying fund focuses on a different segment of the stock market.

		The portfolio manager monitors the fund’s holdings and cash flow and manages them as needed in order to maintain the fund’s target allocation. The manager may permit modest deviations from the target allocation for certain periods of time, in order to reduce transaction costs.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.

Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
  Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
  Investment Style Risk. Some underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the underlying fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
  Sampling Index Tracking Risk. To the extent an underlying fund uses a sampling method, the underlying fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the underlying fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.
  Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
  Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
  Concentration Risk. To the extent that an underlying fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
  Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
  Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
  Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.
  Exchange-Traded Fund (ETF) Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
  Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
  Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
  Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
		For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, any of which could cause an investor to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of a broad based index and a composite index based on the fund’s target allocation. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/schwabfunds_prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of a broad based index and a composite index based on the fund’s target allocation.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schwabfunds.com/schwabfunds_prospectus
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.79% Q2 2009 Worst Quarter: (22.99%) Q4 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/17
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Schwab MarketTrack All Equity Portfolio | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Acquired fund fees and expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.53%	[2]
1 Year	rr_ExpenseExampleYear01	$ 54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	$ 665
2008	rr_AnnualReturn2008	(38.04%)
2009	rr_AnnualReturn2009	28.96%
2010	rr_AnnualReturn2010	14.90%
2011	rr_AnnualReturn2011	(3.71%)
2012	rr_AnnualReturn2012	16.50%
2013	rr_AnnualReturn2013	29.74%
2014	rr_AnnualReturn2014	4.93%
2015	rr_AnnualReturn2015	(2.71%)
2016	rr_AnnualReturn2016	13.49%
2017	rr_AnnualReturn2017	19.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.99%)
Label	rr_AverageAnnualReturnLabel	Before taxes
1 Year	rr_AverageAnnualReturnYear01	19.83%
5 Years	rr_AverageAnnualReturnYear05	12.49%
10 Years	rr_AverageAnnualReturnYear10	6.37%
Schwab MarketTrack All Equity Portfolio | After taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	18.83%
5 Years	rr_AverageAnnualReturnYear05	11.32%
10 Years	rr_AverageAnnualReturnYear10	5.58%
Schwab MarketTrack All Equity Portfolio | After taxes on distributions and sale of shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
1 Year	rr_AverageAnnualReturnYear01	11.98%
5 Years	rr_AverageAnnualReturnYear05	9.76%
10 Years	rr_AverageAnnualReturnYear10	4.97%
Schwab MarketTrack All Equity Portfolio | Comparative Indices (reflects no deduction for expenses or taxes) S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Indices (reflects no deduction for expenses or taxes) S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
10 Years	rr_AverageAnnualReturnYear10	8.50%
Schwab MarketTrack All Equity Portfolio | Comparative Indices (reflects no deduction for expenses or taxes) All Equity Composite Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Indices (reflects no deduction for expenses or taxes) All Equity Composite Index
1 Year	rr_AverageAnnualReturnYear01	20.41%	[3]
5 Years	rr_AverageAnnualReturnYear05	13.19%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.66%	[3]

[1]	Acquired fund fees and expenses (AFFE) are based on estimated amounts for the current fiscal period. AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[2]	(including AFFE)
[3]	The All Equity Composite Index is a custom blended index developed by Charles Schwab Investment Management, Inc. based on a comparable portfolio asset allocation that effective December 1, 2014 is calculated using the following portion allocations: 31.4% S&P 500® Index, 17.3% Russell 2000® Index, 13.5% Russell RAFI U.S. Large Company Index, 7.5% Russell RAFI U.S. Small Company Index, 13.8% MSCI EAFE Index (Net), 6.0% Russell RAFI Developed ex-U.S. Large Company Index (Net), 5.0% Russell RAFI Developed ex-U.S. Small Company Index (Net), 5.0% Russell RAFI Emerging Markets Large Company Index (Net), and 0.5% Bloomberg Barclays U.S. Treasury Bills: 1-3 Months Index. From March 1, 2014 to December 1, 2014, the index was comprised of 45% S&P 500 Index , 25% Russell 2000 Index and 30% MSCI EAFE Index (Net). On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE Index (Net). The components that make up the composite may vary over time.